Income Taxes - Components of Net Deferred Tax Liability (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred Taxes [Line Items]
Current deferred taxes, net	$ 44,475	$ 94,779
Long-term deferred taxes, net	(202,638)	(286,673)
Other assets	9,246	7,957
Deferred tax assets:
Accruals and advances	23,959	35,801
Amortizable intangible assets	188,800	516,562
Non-amortizable intangible assets		30,588
Performance incentives	26,146	29,653
Customer deposits	51,318	50,833
Bad debt reserve	3,436	4,113
Accrued retirement benefits	67,337	100,748
Interest rate swap	568	3,562
Satellites and other property and equipment	44,487	337,476
Disallowed interest expense carryforward	95,427	88,192
Net operating loss carryforward	1,265,624	1,068,126
Capital loss carryforward		22,259
Tax credits	73,916	20,643
Other	15,675	60,137
Total deferred tax assets	1,856,693	2,368,693
Satellites and other property and equipment	(49,077)	(64,700)
Amortizable intangible assets	(44,297)	(34,958)
Non-amortizable intangible assets	(254,384)	(267,965)
Tax basis differences in investments and affiliates	(187,283)	(238,859)
Other	(5,863)	(2,783)
Total deferred tax liabilities	(540,904)	(609,265)
Valuation allowance	(1,464,706)	(1,943,365)
Total net deferred tax liabilities	$ (148,917)	$ (183,937)